Commitments and Contingencies, detail (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Fixed non-cancellable revenues under time charter contracts [Abstract]
Year 1	$ 95,851
Year 2	10,129
Total	$ 105,980